Exhibit 99.1

Ocwen Financial Corporation OLIT 2023-HB1 Due Diligence Review

June 1, 2023

This document is protected under the copyright laws of the United States and other countries as an unpublished work. This document contains information that is proprietary and confidential to American Mortgage Consultants, Inc. or its technical alliance partners, which shall not be disclosed outside or duplicated, used, or disclosed in whole or in part for any purpose other than to evaluate American Mortgage Consultants, Inc. Any use or disclosure in whole or in part of this information without the express written permission of American Mortgage Consultants, Inc. is prohibited.

© 2022 American Mortgage Consultants, Inc. (Unpublished). All rights reserved.

Ocwen Financial Corporation, OLIT2023-HB1 Due Diligence

Review Results

Summary

AMC Diligence, LLC (“AMC”) reviewed a population of 1,210 (the “Original Securitization Population”) Home Equity Conversion Mortgage loans (“HECMs”) owned by Ocwen Financial Corporation (“Ocwen” or “Client”) in two diligence reviews each with a unique sample and cutoff date. The HECM portfolio was at the time of review sub-serviced by Compu-Link Corporation, d/b/a Celink (“Celink”) (629 HECMs) and PHH Mortgage Corporation (PHH) (581 HECMs). The securitization review included review of data, documentation and images provided by the sub-servicers, validation of key servicing system data, and confirmation of FHA Mortgage Insurance, as of January 31, 2023 (with respect to the HECMs sub-serviced by Celink, the “Celink Subserviced HECMs”), and March 31, 2023 (with respect to the HECMs subserviced by PHH, the “PHH Subserviced HECMs”, collectively, January 31, 2023 and March 31, 2023 are referred to as the “Cut-off Date”). Due diligence also included an order of Broker Price Opinions (“BPOs”) to gain insight into market value on a sample of properties. It also included current owner title searches retrieved by AMC. The procedures followed during AMC’s review (the “Review”) and the results of the Review are detailed below.

The original sample selection of Celink Subserviced HECMs was grossed up by 35% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after due diligence commencement. The original sample selection of Celink Subserviced HECMs was reduced, at the request of Ocwen, from 629 HECMs to 474 HECMs (which remaining 474 HECMs are included in the “Final Securitization Population”) after sample selections were made and due diligence commenced. The supplemental sample population of PHH Subserviced HECMs was sampled in a unique sampling effort and was grossed up by 35% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after due diligence commencement. The PHH Subserviced HECM’s was reduced, at the request of Ocwen, from 581 HECMs to 580 HECMs (which remaining 580 HECMs are included in the “Final Securitization Population”) after sample selections were made and due diligence commenced. The “Final Securitization Population” compiled from both sub-servicers is 1,054 HECMs. The final sample size for the data integrity reviews, which sample size includes the sample size was chosen from the Celink Subserviced HECMs and the PHH Subserviced HECMs separately, is 556 HECMs The removals of HECMs from the original securitization population may have altered the statistical significance of a sample because a portion of the sampled HECMs were not included in the Final Securitization Population. Exceptions identified within the procedures below reflect HECMs remaining in the Final Securitization Population as of the date of this report.

Procedures

1.	Based upon the separate samples from the Celink Subserviced HECMs and the PHH Subserviced HECMs, obtain a data tape from Ocwen Financial Corporation, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the below fields in the sub-servicer’s servicing system of record agree to the data tape.
•	MIP Rate
•	Current UPB
•	Current Interest Rate
•	Loan Status
•	Borrower 1 First Name
•	Borrower 1 Last Name
•	Borrower 1 DOB
•	Borrower 2 First Name
•	Borrower 2 Last Name
•	Borrower 2 DOB
•	Current Life Expectancy Set-Aside Amount
•	Property City
•	Property State
•	Property Zip
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•	Property Unit Count
•	Property Type
•	Marketable Title Date

MIP Rate

From a sample of 556 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the MIP Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Current UPB

From a sample of 556 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the current UPB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Current Interest Rate

From a sample of 556 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Interest Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Loan Status

From a sample of 556 HECMs, AMC reviewed the servicing system screen shots or the servicing system and compared the Loan Status represented in the screenshot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Borrower 1 First Name

From a sample of 556 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Borrower 1 Last Name

From a sample of 556 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Borrower 1 DOB

From a sample of 556 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified one (1) exception due to data discrepancies between the tape data and the images provided from the applicable sub-servicer’s system. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

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Borrower 2 First Name

From a sample of 556 HECMs, AMC identified 166 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 166 HECMs and compared the Borrower 2 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There was one loan in the Final Securitization Population that was not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the one loan sampled was excluded from diligence as they were paid in full after the cut-off date.

Borrower 2 Last Name

From a sample of 556 HECMs, AMC identified 166 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 166 HECMs and compared the Borrower 2 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There was one loan in the Final Securitization Population that was not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the one loan sampled was excluded from diligence as they were paid in full after the cut-off date.

Borrower 2 DOB

From a sample of 556 HECMs, AMC identified 166 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 166 HECMs and compared the Borrower 2 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There was one loan in the Final Securitization Population that was not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the one loan sampled was excluded from diligence as they were paid in full after the cut-off date.

Current Life Expectancy Set-Aside Amount (LESA)

From a sample of 556 HECMs, AMC identified eight (8) HECMs with a Life Expectancy Set-Aside Amount. There were eight (8) exceptions noted in the sample population due to data discrepancies.

Property City

From a sample of 556 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property City represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Property State

From a sample of 556 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property State represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Property Zip

From a sample of 556 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Zip represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Property Unit Count

From a sample of 556 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Unit Count represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tap. AMC identified three (3) exceptions. One (1) exception was due to no documentation being provided to support the data and the remaining two (2) exceptions were due to data

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discrepancies. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Property Type

From a sample of 556 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Type represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Marketable Title Date

From a sample of 556 HECMs, AMC identified seventeen (17) HECMs with marketable title dates. AMC reviewed servicing system screenshots or the servicing system for the seventeen (17) HECMs and compared the marketable title date represented in the screenshot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified four (4) exceptions where the marketable title date in the servicing system did not match the data tape. There were no other exceptions noted. There was one loan in the Final Securitization Population that was not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the one loan sampled was excluded from diligence as they were paid in full after the cut-off date.

b.	If the below fields from the original document of record, HUD’s “HERMIT” system, HUD documents or combination of systems agree with the data tape.
•	Maximum Claim Amount
•	Original Note Rate
•	Margin (for adjustable-rate loans)
•	Index (for adjustable-rate loans)
•	Debenture Interest Rate
•	Closing Date
•	FHA Case Number
•	Called Due Date (inactive loans only)
•	UPB at Called Due Date (inactive loans only)
•	Foreclosure First Legal Date (inactive loans only)

Maximum Claim Amount

From a sample of 556 HECMs, AMC reviewed HERMIT screen shots from the applicable sub-servicer and compared the Max Claim Amount represented in the screen shot to the data tape provided by Ocwen Financial Corporation. No exceptions were identified. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Original Note Rate

From a sample of 556 HECMs, AMC reviewed the original Note provided by Ocwen Financial Corporation. AMC compared the Note Rate represented in the Note to the Note Rate on the data tape provided by Ocwen Financial Corporation. No exceptions were identified. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Margin (for adjustable-rate HECMs)

From a sample of 556 HECMs, AMC identified 481 HECMs with adjustable-rate features. AMC reviewed the Original Note provided by Ocwen Financial Corporation for the HECMs. AMC compared the Margin represented in the Note to the Margin represented in the tape data provided by Ocwen Financial Corporation. No exceptions were identified. There was one loan in the Final Securitization Population that was not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the one loan sampled was excluded from diligence as they were paid in full after the cut-off date.

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Index (for adjustable-rate HECMs)

From a sample of 556 HECMs, AMC identified 481 HECMs with adjustable-rate features. AMC reviewed the Original Note provided by Ocwen Financial Corporation for the HECMs. AMC compared the Index represented in the Note to the Index represented in the tape data provided by Ocwen Financial Corporation. No exceptions were identified. There was one loan in the Final Securitization Population that was not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the one loan sampled was excluded from diligence as they were paid in full after the cut-off date.

Debenture Interest Rate

From a sample of 556 HECMs, AMC reviewed HERMIT screen shots from the applicable sub-servicer to determine the endorsement date and looked up the corresponding debenture interest rate to Mortgagee Debenture Interest Rates published by HUD. AMC compared the debenture rate to the tape data. No exceptions were identified. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

Closing Date

From a sample of 556 HECMs, AMC reviewed HERMIT screen shots or HUD settlement documents from the applicable sub-servicer to determine the closing date recognized by HUD and compared the date to the tape data. There were no exceptions noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

FHA Case Number

From a sample of 556 HECMs, AMC reviewed HERMIT screen shots from the applicable sub-servicer and compared the FHA Case Number represented in the screen shot to the data tape provided by Ocwen Financial Corporation. No exceptions were identified. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

 Called Due Date

From a sample of 556 HECMs, AMC identified 335 HECMs with a Called Due Date in the data tape. AMC reviewed a screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee to identify the Called Due Date and compared the dates to the Called Due Date listed in the data tape provided by Ocwen Financial Corporation. AMC noted fifteen (15) exceptions. All fifteen (15) of the exceptions were due to data discrepancies between the tape data and the screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee. No other exceptions were noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

UPB at Called Due Date

From a sample of 556 HECMs, AMC identified 335 HECMs with a UPB at Called Due Date in the data tape.  AMC reviewed a screen of the applicable sub-servicer’s system representing the HECM balance history and compared the UPB at the time of the Called Due Date represented in the servicing system to the value represented in the data tape.  AMC noted eight (8) exceptions. All eight (8) of the exceptions were due to data discrepancies between the tape data and the screen shot of the applicable sub-servicer’s system. No other exceptions were noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

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Foreclosure First Legal Date

From a sample of 556 HECMs, AMC identified 247 HECMs with a Foreclosure First Legal Date. AMC reviewed imaged copies of foreclosure complaints, Notices of Default, and other first legal evidence relevant to the foreclosure action for each of those 247 HECMs and compared the Foreclosure First Legal Date found therein to the Foreclosure First Legal Date represented in the data tape. AMC identified one (1) exception. The one exception (1) was due to a data discrepancy between the tape data and the images provided from the applicable sub-servicer’s system. No other exceptions were noted. There were two loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the two loans sampled were excluded from diligence as they were paid in full after the cut-off date.

2.	Obtain and review FHA reporting from Ocwen Financial Corporation and determine that all HECMs have FHA insurance coverage.

AMC evaluated FHA coverage on all 1,054 assets in the Final Securitization Population. AMC identified four (4) loans that had terminated FHA insurance coverage. Per Ocwen Financial, these four loans were excluded from diligence as they were paid in full after the cut-off date. There were no other exceptions noted.

3.	Based upon the Original Securitization Population, obtain a list of HECMs in due and payable status, and select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system and provided by Ocwen Financial Corporation.

From a sample of 562 HECMs in the Final Securitization Population, AMC reviewed imaged HECM loan files to verify a proof of age was provided by the borrower at origination and was available in the imaged loan file and the borrower was sixty-two (62) years of age or older at the time of closing. AMC identified twenty-six (27) exceptions. Two (2) exceptions were due to data discrepancies between the tape data and the images provided from the applicable sub-servicer’s system. Twenty-five (25) exceptions were due to missing documentation. At Ocwen Financial Corporation’s request, a social security number search was run by LexisNexis to verify the primary borrower’s birthdate. All twenty-five (25) of the HECMs with exceptions identified due to missing documentation, had dates of birth and loan eligibility subsequently confirmed through the search. There were four loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the four loans sampled were excluded from diligence as they were paid in full after the cut-off date.

4.a. Identify HECMs with property valuations twenty-four (24) or more months old. Based upon the Original Securitization Population, select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and order Broker Price Opinions. Identify HECMs with property valuations less than twenty-four (24) months old but greater than twelve (12) months old, select an 8% sample, and order Broker Price Opinions.

BPOs for a total of 216 HECMs were ordered for HECMs in the Final Securitization Population. The results of all the valuations received have been provided to Ocwen Financial Corporation.

Please note that AMC did not review the BPOs to ascertain the validity of any values and AMC makes no representations or warranties about the underlying value of the property.

4.b. Based upon the Original Securitization Population, obtain the most recent valuations report including date of valuation, type, and amount, and select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample,

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and determine if the value and valuation date in the servicing system match those found in the imaged copy valuation.

AMC selected and reviewed 516 of the most recent appraisals or BPOs found in the Final Securitization Population validating the date and amount from the imaged appraisal or BPO to the servicing system data. AMC identified one (1) unique HECM with an exception. The one (1) variance was due to a date discrepancy only. No other exceptions were noted. There were four loans in the Final Securitization Population that were not reviewed in the diligence timeframe allotted by the Client. Per Ocwen Financial, the four loans sampled were excluded from diligence as they were paid in full after the cut-off date.

AMC did not review the appraisal to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

4.
5.	Based upon the Original Securitization population, obtain a list of loans with corporate advances and all transaction level detail, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and:

a.	From such sample, select an individual property preservation transaction for each loan and determine that the transaction has not exceeded a per-event FHA allowance.

AMC identified 387 HECMs within the sample selection with property preservation advances. AMC randomly selected a single property preservation transaction from the 387 HECMs. AMC tested the sample of loan-level property preservation fee transactions against allowable limits detailed in HUD Mortgagee letters and Appendix 4 of 4001.1: FHA Single Family Housing Handbook through review of servicing advance history, supporting invoices, FHA over-allowable approvals, and additional details provided by Ocwen Financial Corporations. No exceptions were identified.

b.	From such sample, select an individual tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

AMC identified 424 HECMs within the sample selection with a tax or insurance disbursement. AMC randomly selected a single tax or insurance transaction from each of those HECMs, requested relevant invoice support from Ocwen Financial Corporation verified that the amount and coding of the disbursement is accurately represented in the servicing system. AMC identified forty-two (42) exceptions. seven (7) exceptions were due to no documentation being provided to support the advance and the remaining thirty-five (35) exceptions were due to data discrepancies. There were no other exceptions noted.

c.	From such sample, select an individual foreclosure, bankruptcy, property preservation, or other non-tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

AMC identified 449 HECMs within the sample selection with a non-tax or insurance disbursement. AMC randomly selected a single disbursement transaction from each of those HECMs, requested relevant invoice support from Ocwen Financial Corporation and verified that the amount and coding of the disbursement is accurately represented in the servicing system. AMC identified twenty (20) exceptions. All twenty (20) exceptions were due to no documentation being provided to support the advance. There were no other exceptions noted.

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title results

As requested by the Client, either a title review and/or Black Knight lien search was included in AMC’s scope of review on all HECMs in the Securitization Population. 604 HECMs received a title review utilizing a current owner’s title search and supporting materials provided by Client. 450 HECMs received a Black Knight Lien Alert report.

To facilitate the title review on 604 HECMs, the Client provided AMC with identifying data on the Final Securitization Population. Data provided by the Client, included HECM and servicer identification numbers as well as subject property address, borrower names, origination date, original mortgage loan amount for the subject mortgage and title policies from origination as it relates to the subject mortgage. Using the data provided, AMC ordered a current owner’s title search on these HECMs through a service provider. Upon receipt and review of the current owner’s title search results, AMC identified whether the title search report revealed any liens and/or judgments which could affect the seniority of the subject mortgage, including potentially superior post origination liens and/or judgments as well as subject mortgage not of record. For the purposes of identifying potentially superior post-origination homeowners’ association (“HOA”) liens, the Client has vetted and approved for use a list of states prepared by outside counsel for which potentially superior post origination HOA liens may take priority over the subject mortgage. The states identified by the Client to be super lien states are: AL, AK, CO, CT, DC, DE, FL, HI, IL, MA, MD, MN, MO, NV, NH, NJ, OR, PA, RI, TN, VA, VT, WA, and WV. AMC reviewed the title policies for all liens and/or judgments that were recorded before the recordation of the subject mortgage to determine if any identifiable liens and/or judgments were listed as an exception on Schedule B of the applicable title policies.

SUMMARY (604 HECMs)

As part of the due diligence services, the Client provided AMC with identifying data on 604 HECMs in the Securitization Population.  There were seventy-six (76) HECMs that were determined to have critical findings based on the scope of reviews set forth herein. The results of the review were provided to Ocwen Financial Corporation.

BLACK KNIGHT SUMMARY (450 HECMs)

As part of the due diligence services, the Client provided AMC with identifying data on 450 HECMs in the Final Securitization Population and a Black Knight Lien Alert was obtained for these HECMs. The title evidence obtained indicated that there were no critical exceptions related to lien position on these 450 HECMs.

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